Additional Information - Financial Statement Schedule I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF OPERATIONS
Net sales	$ 1,774,970,623	$ 1,296,654,938	$ 2,047,901,576
Operating expenses
Selling expenses	132,824,382	118,885,352	100,427,110
General and administrative expenses	103,523,355	176,719,139	157,128,736
Research and development expenses	19,926,288	26,510,457	44,120,473
Loss from operations	(38,080,123)	(264,871,625)	30,965,559
Interest expense	(48,444,855)	(51,886,930)	(35,020,940)
Interest income	3,958,465	8,551,539	3,056,185
Other income, net	8,695,713	6,797,196	9,316,434
Loss before income taxes	(85,266,231)	(291,960,599)	(30,510,623)
Income tax expense	13,030,391	25,405,072	(7,309,619)
Net loss attributable to Trina Solar Limited shareholders	(72,025,935)	(266,555,392)	(37,820,093)
Entities with net asset distribution restrictions
Operating expenses
Selling expenses	705,839	910,494	948,195
General and administrative expenses	6,734,756	6,885,314	11,108,266
Research and development expenses	331,032	302,249	573,646
Total operating expenses	7,771,627	8,098,057	12,630,107
Loss from operations	(7,771,627)	(8,098,057)	(12,630,107)
Interest expense	(2,344,317)	(4,213,686)	(7,606,120)
Interest income	380,918	1,604,065	264,533
Equity in loss of subsidiaries	(63,625,771)	(261,348,842)	(20,189,689)
Other income, net	1,334,862	5,501,128	2,341,290
Loss before income taxes	(72,025,935)	(266,555,392)	(37,820,093)
Net loss attributable to Trina Solar Limited shareholders	$ (72,025,935)	$ (266,555,392)	$ (37,820,093)